Inventories - Additional Information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Inventories
Impairment loss of inventory write-downs on purchase commitments	¥ 802,799	¥ 51,256